Accident and Health Claim Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Activity in Accident and Health Claim Reserves
Activity in the accident and health claim reserves is summarized as follows:

	2017	2016	2015
Balance at January 1, net of reinsurance and investment contract recoverables of $544, $497, and $360, respectively	$3,877	3,504	2,136
Incurred related to:
Current year	2,026	1,504	2,173
Prior years	248	(361)	(154)
Total incurred	2,274	1,143	2,019
Paid related to:
Current year	85	85	42
Prior years	1,199	685	609
Total paid	1,284	770	651
Balance at December 31, net of reinsurance and investment contract recoverables of $622, $544, and $497, respectively	$4,867	3,877	3,504